CURRENT ASSETS (Schedule of Other Receivables and Prepaid Expenses) (Details) ₪ in Thousands, $ in Thousands		Dec. 31, 2019 USD ($)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 ILS (₪)
Disclosure of financial assets [line items]
Prepaid expenses | ₪			₪ 861	₪ 730
Income receivables | ₪			1,634	429
Advances to suppliers | ₪			1,207	1,051
Government authorities | ₪			3,023
Forward transaction | ₪			439
Others | ₪			2,196	1,534
Total Other receivables and prepaid expenses | ₪			₪ 9,360	₪ 3,744
US Dollars [Member]
Disclosure of financial assets [line items]
Prepaid expenses | $		$ 249
Income receivables | $		473
Advances to suppliers | $		349
Government authorities | $		875
Forward transaction | $		127
Others | $		635
Total Other receivables and prepaid expenses | $	[1]	$ 2,708

[1]	Convenience Translation into US Dollars.